PRIVATE PLACEMENT (Details) - USD ($) $ / shares in Units, $ in Millions	Nov. 19, 2021	Sep. 30, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
Exercise price of warrants		$ 11.50	$ 11.50
Class A common stock
PRIVATE PLACEMENT
Exercise price of warrants		$ 11.50
Private Placement | Class A common stock
PRIVATE PLACEMENT
Number of shares which may be purchased with each warrant	1
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued	13,730,000
Aggregate number of shares which may be purchased with warrants	13,730,000
Price of warrants	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 13.7
Number of shares which may be purchased with each warrant	1
Exercise price of warrants	$ 11.50